Selling and Marketing Expenses	6 Months Ended
Jun. 30, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 14 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of June 30, 2023 and 2022 consisted of the following:

	2023	2022
Employee compensation and benefits	$54,981	$55,943
Travel and promotion	47,633	19,638
Transportation	105,514	90,388
Insurance	8,228	-
Consulting fee	6,053	1,349
Inspection and certification fees	67,265	106,195
Entertainment	110,453	49,247
Office and miscellaneous	36,492	9,458
Total	$436,619	$332,218